UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2014 - 06/30/2015

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FUND

The Fairholme Fund Proxy Voting Report

SEARS CANADA INC.

Security	81234D109	Meeting Type	Annual

Ticker Symbol	SRSC	Meeting Date	23-Apr-2015

ISIN	CA81234D1096	Agenda	934152187 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 RONALD D. BOIRE		FOR	FOR

	2 R. RAJA KHANNA		FOR	FOR

	3 KLAUDIO LESHNJANI		FOR	FOR

	4 DEBORAH E. ROSATI		FOR	FOR

	5 ANAND A. SAMUEL		FOR	FOR

	6 GRAHAM SAVAGE		FOR	FOR

	7 S. JEFFREY STOLLENWERCK		FOR	FOR

	8 BRANDON G. STRANZL		FOR	FOR

02	IN RESPECT OF THE APPOINTMENT OF DELOITTE LLP AS THE CORPORATION’S AUDITORS, AND AUTHORIZING THE BOARD OF DIRECTORS OF THE CORPORATION TO SET THE AUDITORS’ REMUNERATION.	MANAGEMENT	FOR	FOR

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	06-May-2015

ISIN	US8123501061	Agenda	934145459 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 CESAR L. ALVAREZ		FOR	FOR

	2 PAUL G. DEPODESTA		FOR	FOR

	3 KUNAL S. KAMLANI		FOR	FOR

	4 WILLIAM C. KUNKLER, III		FOR	FOR

	5 EDWARD S. LAMPERT		FOR	FOR

	6 STEVEN T. MNUCHIN		FOR	FOR

	7 ANN N. REESE		FOR	FOR

	8 THOMAS J. TISCH		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	MANAGEMENT	FOR	FOR

BANK OF AMERICA CORPORATION

Security	060505104	Meeting Type	Annual

Ticker Symbol	BAC	Meeting Date	06-May-2015

ISIN	US0605051046	Agenda	934150842 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: SHARON L. ALLEN	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: SUSAN S. BIES	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: JACK O. BOVENDER, JR.	MANAGEMENT	FOR	FOR

1D.	ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.	MANAGEMENT	FOR	FOR

1E.	ELECTION OF DIRECTOR: PIERRE J.P. DE WECK	MANAGEMENT	FOR	FOR

1F.	ELECTION OF DIRECTOR: ARNOLD W. DONALD	MANAGEMENT	FOR	FOR

1G.	ELECTION OF DIRECTOR: CHARLES K. GIFFORD	MANAGEMENT	FOR	FOR

1H.	ELECTION OF DIRECTOR: LINDA P. HUDSON	MANAGEMENT	FOR	FOR

1I.	ELECTION OF DIRECTOR: MONICA C. LOZANO	MANAGEMENT	FOR	FOR

1J.	ELECTION OF DIRECTOR: THOMAS J. MAY	MANAGEMENT	FOR	FOR

1K.	ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN	MANAGEMENT	FOR	FOR

1L.	ELECTION OF DIRECTOR: LIONEL L. NOWELL, III	MANAGEMENT	FOR	FOR

1M.	ELECTION OF DIRECTOR: R. DAVID YOST	MANAGEMENT	FOR	FOR

2.	APPROVING OUR EXECUTIVE COMPENSATION (AN ADVISORY, NON-BINDING “SAY ON PAY” RESOLUTION)	MANAGEMENT	FOR	FOR

3.	RATIFYING THE APPOINTMENT OF OUR REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2015	MANAGEMENT	FOR	FOR

4.	APPROVING THE AMENDMENT AND RESTATEMENT OF THE BANK OF AMERICA CORPORATION 2003 KEY ASSOCIATE STOCK PLAN	MANAGEMENT	FOR	FOR

5.	STOCKHOLDER PROPOSAL - CLIMATE CHANGE REPORT	SHAREHOLDER	AGAINST	FOR

6.	STOCKHOLDER PROPOSAL - LOBBYING REPORT	SHAREHOLDER	AGAINST	FOR

7.	STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY WRITTEN CONSENT	SHAREHOLDER	AGAINST	FOR

8.	STOCKHOLDER PROPOSAL - STOCKHOLDER VALUE COMMITTEE	SHAREHOLDER	AGAINST	FOR

AMERICAN INTERNATIONAL GROUP, INC.

Security	026874784	Meeting Type	Annual

Ticker Symbol	AIG	Meeting Date	13-May-2015

ISIN	US0268747849	Agenda	934157226 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: W. DON CORNWELL	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: PETER R. FISHER	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: JOHN H. FITZPATRICK	MANAGEMENT	FOR	FOR

1D.	ELECTION OF DIRECTOR: PETER D. HANCOCK	MANAGEMENT	FOR	FOR

1E.	ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN	MANAGEMENT	FOR	FOR

1F.	ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH	MANAGEMENT	FOR	FOR

1G.	ELECTION OF DIRECTOR: GEORGE L. MILES, JR.	MANAGEMENT	FOR	FOR

1H.	ELECTION OF DIRECTOR: HENRY S. MILLER	MANAGEMENT	FOR	FOR

1I.	ELECTION OF DIRECTOR: ROBERT S. MILLER	MANAGEMENT	FOR	FOR

1J.	ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON	MANAGEMENT	FOR	FOR

1K.	ELECTION OF DIRECTOR: RONALD A. RITTENMEYER	MANAGEMENT	FOR	FOR

1L.	ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND	MANAGEMENT	FOR	FOR

1M.	ELECTION OF DIRECTOR: THERESA M. STONE	MANAGEMENT	FOR	FOR

2.	TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION.	MANAGEMENT	FOR	FOR

3.	TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	MANAGEMENT	FOR	FOR

LEUCADIA NATIONAL CORPORATION

Security	527288104	Meeting Type	Annual

Ticker Symbol	LUK	Meeting Date	21-May-2015

ISIN	US5272881047	Agenda	934162392 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: LINDA L. ADAMANY	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: ROBERT D. BEYER	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: FRANCISCO L. BORGES	MANAGEMENT	FOR	FOR

1D.	ELECTION OF DIRECTOR: W. PATRICK CAMPBELL	MANAGEMENT	FOR	FOR

1E.	ELECTION OF DIRECTOR: BRIAN P. FRIEDMAN	MANAGEMENT	FOR	FOR

1F.	ELECTION OF DIRECTOR: RICHARD B. HANDLER	MANAGEMENT	FOR	FOR

1G.	ELECTION OF DIRECTOR: ROBERT E. JOYAL	MANAGEMENT	FOR	FOR

1H.	ELECTION OF DIRECTOR: JEFFREY C. KEIL	MANAGEMENT	FOR	FOR

1I.	ELECTION OF DIRECTOR: MICHAEL T. O’KANE	MANAGEMENT	FOR	FOR

1J.	ELECTION OF DIRECTOR: STUART H. REESE	MANAGEMENT	FOR	FOR

1K.	ELECTION OF DIRECTOR: JOSEPH S. STEINBERG	MANAGEMENT	FOR	FOR

2.	APPROVE NAMED EXECUTIVE OFFICER COMPENSATION ON AN ADVISORY BASIS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE YEAR-ENDED DECEMBER 31, 2015.	MANAGEMENT	FOR	FOR

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual

Ticker Symbol	IPMLF	Meeting Date	27-May-2015

ISIN	CA4528921022	Agenda	934212680 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 PIERRE LEBEL		FOR	FOR

	2 J. BRIAN KYNOCH		FOR	FOR

	3 LARRY G. MOELLER		FOR	FOR

	4 THEODORE W. MURARO		FOR	FOR

	5 LAURIE PARE		FOR	FOR

	6 EDWARD A. YURKOWSKI		FOR	FOR

02	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	MANAGEMENT	FOR	FOR

THE ST. JOE COMPANY

Security	790148100	Meeting Type	Annual

Ticker Symbol	JOE	Meeting Date	30-Jun-2015

ISIN	US7901481009	Agenda	934226235 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: CESAR L. ALVAREZ	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: BRUCE R. BERKOWITZ	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: HOWARD S. FRANK	MANAGEMENT	FOR	FOR

1D.	ELECTION OF DIRECTOR: JEFFREY C. KEIL	MANAGEMENT	FOR	FOR

1E.	ELECTION OF DIRECTOR: STANLEY MARTIN	MANAGEMENT	FOR	FOR

1F.	ELECTION OF DIRECTOR: THOMAS P. MURPHY, JR.	MANAGEMENT	FOR	FOR

1G.	ELECTION OF DIRECTOR: VITO S. PORTERA	MANAGEMENT	FOR	FOR

2.	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR.	MANAGEMENT	FOR	FOR

3.	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

4.	APPROVAL OF THE ST. JOE COMPANY 2015 PERFORMANCE AND EQUITY INCENTIVE PLAN.	MANAGEMENT	FOR	FOR

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2014 - 06/30/2015

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE): THE FAIRHOLME FOCUSED INCOME FUND

The Fairholme Focused Income Fund Proxy Voting Report

VODAFONE GROUP PLC

Security	92857W308	Meeting Type	Annual

Ticker Symbol	VOD	Meeting Date	29-Jul-2014

ISIN	US92857W3088	Agenda	934046740 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	TO RECEIVE THE COMPANY’S ACCOUNTS, THE STRATEGIC REPORT AND REPORTS OF THE DIRECTORS AND THE AUDITOR FOR THE YEAR ENDED 31 MARCH 2014	MANAGEMENT	FOR	FOR

2.	TO RE-ELECT GERARD KLEISTERLEE AS A DIRECTOR	MANAGEMENT	FOR	FOR

3.	TO RE-ELECT VITTORIO COLAO AS A DIRECTOR	MANAGEMENT	FOR	FOR

4.	TO ELECT NICK READ AS A DIRECTOR	MANAGEMENT	FOR	FOR

5.	TO RE-ELECT STEPHEN PUSEY AS A DIRECTOR	MANAGEMENT	FOR	FOR

6.	TO ELECT SIR CRISPIN DAVIS AS A DIRECTOR	MANAGEMENT	FOR	FOR

7.	TO ELECT DAME CLARA FURSE AS A DIRECTOR, WITH EFFECT FROM 1 SEPTEMBER 2014	MANAGEMENT	FOR	FOR

8.	TO ELECT VALERIE GOODING AS A DIRECTOR	MANAGEMENT	FOR	FOR

9.	TO RE-ELECT RENEE JAMES AS A DIRECTOR	MANAGEMENT	FOR	FOR

10.	TO RE-ELECT SAMUEL JONAH AS A DIRECTOR	MANAGEMENT	FOR	FOR

11.	TO RE-ELECT OMID KORDESTANI AS A DIRECTOR	MANAGEMENT	FOR	FOR

12.	TO RE-ELECT NICK LAND AS A DIRECTOR	MANAGEMENT	FOR	FOR

13.	TO RE-ELECT LUC VANDEVELDE AS A DIRECTOR	MANAGEMENT	FOR	FOR

14.	TO RE-ELECT PHILIP YEA AS A DIRECTOR	MANAGEMENT	FOR	FOR

15.	TO DECLARE A FINAL DIVIDEND OF 7.47 PENCE PER ORDINARY SHARE FOR THE YEAR ENDED 31 MARCH 2014	MANAGEMENT	FOR	FOR

16.	TO APPROVE THE DIRECTORS’ REMUNERATION POLICY FOR THE YEAR ENDED 31 MARCH 2014	MANAGEMENT	FOR	FOR

17.	TO APPROVE THE REMUNERATION REPORT OF THE BOARD FOR THE YEAR ENDED 31 MARCH 2014	MANAGEMENT	FOR	FOR

18.	TO APPROVE THE VODAFONE GLOBAL INCENTIVE PLAN RULES	MANAGEMENT	FOR	FOR

19.	TO CONFIRM PWC’S APPOINTMENT AS AUDITOR	MANAGEMENT	FOR	FOR

20.	TO AUTHORISE THE AUDIT AND RISK COMMITTEE TO DETERMINE THE REMUNERATION OF THE AUDITOR	MANAGEMENT	FOR	FOR

21.	TO AUTHORISE THE DIRECTORS TO ALLOT SHARES	MANAGEMENT	FOR	FOR

S22	TO AUTHORISE THE DIRECTORS TO DIS- APPLY PRE-EMPTION RIGHTS	MANAGEMENT	FOR	FOR

S23	TO AUTHORISE THE COMPANY TO PURCHASE ITS OWN SHARES	MANAGEMENT	FOR	FOR

24.	TO AUTHORISE POLITICAL DONATIONS AND EXPENDITURE	MANAGEMENT	FOR	FOR

S25	TO AUTHORISE THE COMPANY TO CALL GENERAL MEETINGS (OTHER THAN AGMS) ON 14 CLEAR DAYS’ NOTICE	MANAGEMENT	FOR	FOR

TRANSOCEAN, LTD.

Security	H8817H100	Meeting Type	Special

Ticker Symbol	RIG	Meeting Date	22-Sep-2014

ISIN	CH0048265513	Agenda	934064104 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	REDUCTION OF THE MAXIMUM NUMBER OF THE MEMBERS OF THE BOARD OF DIRECTORS TO 11 FROM 14 AS DESCRIBED IN THE COMPANY’S PROXY STATEMENT AND THE NOTICE OF THE MEETING	MANAGEMENT	FOR	FOR

2.	ELECTION OF ONE NEW DIRECTOR, MERRILL A. “PETE” MILLER, JR., FOR A TERM EXTENDING UNTIL THE COMPLETION OF THE 2015 ANNUAL GENERAL MEETING	MANAGEMENT	FOR	FOR

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2014 - 06/30/2015

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE): THE FAIRHOLME ALLOCATION FUND

The Fairholme Allocation Fund Proxy Voting Report

SEARS CANADA INC.

Security	81234D109	Meeting Type	Annual

Ticker Symbol	SRSC	Meeting Date	23-Apr-2015

ISIN	CA81234D1096	Agenda	934152187 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 RONALD D. BOIRE		FOR	FOR

	2 R. RAJA KHANNA		FOR	FOR

	3 KLAUDIO LESHNJANI		FOR	FOR

	4 DEBORAH E. ROSATI		FOR	FOR

	5 ANAND A. SAMUEL		FOR	FOR

	6 GRAHAM SAVAGE		FOR	FOR

	7 S. JEFFREY STOLLENWERCK		FOR	FOR

	8 BRANDON G. STRANZL		FOR	FOR

02	IN RESPECT OF THE APPOINTMENT OF DELOITTE LLP AS THE CORPORATION’S AUDITORS, AND AUTHORIZING THE BOARD OF DIRECTORS OF THE CORPORATION TO SET THE AUDITORS’ REMUNERATION.	MANAGEMENT	FOR	FOR

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	06-May-2015

ISIN	US8123501061	Agenda	934145459 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 CESAR L. ALVAREZ		FOR	FOR

	2 PAUL G. DEPODESTA		FOR	FOR

	3 KUNAL S. KAMLANI		FOR	FOR

	4 WILLIAM C. KUNKLER, III		FOR	FOR

	5 EDWARD S. LAMPERT		FOR	FOR

	6 STEVEN T. MNUCHIN		FOR	FOR

	7 ANN N. REESE		FOR	FOR

	8 THOMAS J. TISCH		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	MANAGEMENT	FOR	FOR

LEUCADIA NATIONAL CORPORATION

Security	527288104	Meeting Type	Annual

Ticker Symbol	LUK	Meeting Date	21-May-2015

ISIN	US5272881047	Agenda	934162392 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: LINDA L. ADAMANY	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: ROBERT D. BEYER	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: FRANCISCO L. BORGES	MANAGEMENT	FOR	FOR

1D.	ELECTION OF DIRECTOR: W. PATRICK CAMPBELL	MANAGEMENT	FOR	FOR

1E.	ELECTION OF DIRECTOR: BRIAN P. FRIEDMAN	MANAGEMENT	FOR	FOR

1F.	ELECTION OF DIRECTOR: RICHARD B. HANDLER	MANAGEMENT	FOR	FOR

1G.	ELECTION OF DIRECTOR: ROBERT E. JOYAL	MANAGEMENT	FOR	FOR

1H.	ELECTION OF DIRECTOR: JEFFREY C. KEIL	MANAGEMENT	FOR	FOR

1I.	ELECTION OF DIRECTOR: MICHAEL T. O’KANE	MANAGEMENT	FOR	FOR

1J.	ELECTION OF DIRECTOR: STUART H. REESE	MANAGEMENT	FOR	FOR

1K.	ELECTION OF DIRECTOR: JOSEPH S. STEINBERG	MANAGEMENT	FOR	FOR

2.	APPROVE NAMED EXECUTIVE OFFICER COMPENSATION ON AN ADVISORY BASIS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE YEAR-ENDED DECEMBER 31, 2015.	MANAGEMENT	FOR	FOR

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual

Ticker Symbol	IPMLF	Meeting Date	27-May-2015

ISIN	CA4528921022	Agenda	934212680 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 PIERRE LEBEL		FOR	FOR

	2 J. BRIAN KYNOCH		FOR	FOR

	3 LARRY G. MOELLER		FOR	FOR

	4 THEODORE W. MURARO		FOR	FOR

	5 LAURIE PARE		FOR	FOR

	6 EDWARD A. YURKOWSKI		FOR	FOR

02	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	MANAGEMENT	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	August 3, 2015

*	Print the name and title of each signing officer under his or her signature.